Parent Only Financial Information (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net Income (Loss) Available to Common Stockholders, Basic	$ 906	$ (639)
Provision for loan losses	443	891
Decrease (increase) in other assets	3,250	(1,560)
(Decrease) in other liabilities	(50)	(148)
Net cash (used by) operating activities	7,711	(1,339)
Cash flows from investing activities:
Net (increase) in loans receivable	(7,525)	(23,702)
Net cash used by investing activities	(429)	(12,677)
Net cash (used by) provided by investing activities	(429)	(12,677)
Cash flows from financing activities:
Proceeds of sale of preferred stock	1,455	0
Dividend on preferred stock	(33)	0
Net cash provided by financing activities	(6,646)	11,553
Net increase (decrease) in cash and cash equivalents	636	(2,463)
Cash and cash equivalents-beginning	1,841	4,304
Cash and cash equivalents-ending	2,477	1,841
Parent Company [Member]
Cash flows from operating activities:
Net Income (Loss) Available to Common Stockholders, Basic	939	(639)
Equity in (loss) income of Bank	(873)	146
Provision for loan losses	72	91
Decrease (increase) in other assets	(91)	(26)
(Decrease) in other liabilities	(279)	335
Net cash (used by) operating activities	(50)	(41)
Cash flows from investing activities:
Capital contribution to Bank	1,455
Net (increase) in loans receivable	569	3
Decrease in ESOP loan receivable	21	19
Net cash used by investing activities	(865)	22
Net cash (used by) provided by investing activities	(865)	22
Cash flows from financing activities:
Proceeds of sale of preferred stock	1,455
Dividend on preferred stock	(33)
Net cash provided by financing activities	1,422
Net increase (decrease) in cash and cash equivalents	507	(19)
Cash and cash equivalents-beginning	337	356
Cash and cash equivalents-ending	$ 844	$ 337